UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2019

Item 1. Schedule of Investments.

Defiance Next Gen Video Gaming ETF
Schedule of Investments
September 30, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.7%
	Communication Services - 77.9% (a)
3,741	Activision Blizzard, Inc.	$197,974
4,767	Bilibili, Inc. - ADR (b)	67,310
3,300	Capcom Company, Ltd.	87,420
1,362	CD Projekt SA	82,689
3,300	DeNA Company, Ltd.	58,229
1,845	Electronic Arts, Inc. (b)	180,478
8,646	Glu Mobile, Inc. (b)	43,144
696	Gravity Company, Ltd. - ADR (b)	23,386
10,200	Gumi, Inc. (b)	71,445
2,430	GungHo Online Entertainment, Inc.	55,087
93,600	iDreamSky Technology Holdings, Ltd. (b)	50,385
54,000	IGG, Inc.	33,615
2,178	IMAX Corporation (b)	47,807
12,453	LiveXLive Media, Inc. (b)	24,968
3,708	Modern Times Group MTG AB - Class B	30,766
1,464	Momo, Inc. - ADR	45,355
240	NCSoft Corporation	104,535
4,974	Neowiz (b)	64,246
648	NetEase, Inc. - ADR	172,485
696	Netmarble Corporation	54,986
6,300	Nexon Company, Ltd. (b)	76,422
600	Nintendo Company, Ltd.	222,179
3,930	Paradox Interactive AB	53,081
885	Rovio Entertainment Oyj	3,952
2,706	Sea, Ltd. - ADR (b)	83,751
3,693	Snap, Inc. - Class A (b)	58,349
2,100	Square Enix Holdings Company, Ltd.	102,013
1,218	Take-Two Interactive Software, Inc. (b)	152,664
3,900	Tencent Holdings, Ltd.	164,270
2,706	THQ Nordic AB (b)	66,823
1,215	Ubisoft Entertainment SA (b)	87,874
3,198	Webzen, Inc. (b)	45,451
588	YY, Inc. - ADR (b)	33,063
14,709	Zynga, Inc. - Class A (b)	85,606
		2,731,808
	Consumer Discretionary - 12.9%
7,173	500.com, Ltd. - Class A - ADR (b)	76,464
2,100	Bandai Namco Holdings, Inc.	130,770
621	Flutter Entertainment plc	58,236
5,670	GVC Holdings plc	51,942
5,175	Kindred Group plc	30,264
2,715	Stars Group, Inc. (b)	40,664
5,577	Turtle Beach Corporation (b)	65,084
		453,424

	Information Technology - 8.9%
8,244	Harmonic, Inc. (b)	54,246
5,859	Immersion Corporation (b)	44,821
27,000	Kingsoft Corporation, Ltd. (b)	57,310
798	Microsoft Corporation	110,946
225,000	Razer, Inc. (b)	43,339
		310,662
	TOTAL COMMON STOCKS (Cost $3,520,639)	3,495,894

	SHORT-TERM INVESTMENTS - 0.3%
8,518	First American Government Obligations Fund, Class X, 1.87% (c)	8,518
	TOTAL SHORT-TERM INVESTMENTS (Cost $8,518)	8,518
	TOTAL INVESTMENTS - 100.0% (Cost $3,529,157)	3,504,412
	Other Assets in Excess of Liabilities - 0.0% (d)	724
	NET ASSETS - 100.0%	$3,505,136

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(b)	Non-income producing security.
(c)	Rate shown is the annualized seven-day yield as of September 30, 2019.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Defiance Quantum ETF
Schedule of Investments
September 30, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.7%
	Communication Services - 3.7%
90	Alphabet, Inc. - Class A (a)	$109,902
28,854	Koninklijke KPN NV	89,998
1,800	Nippon Telegraph & Telephone Corporation	85,874
		285,774
	Consumer Discretionary - 1.3%
576	Alibaba Group Holding, Ltd. - ADR (a)	96,325
	Industrials - 10.4%
540	Honeywell International, Inc.	91,368
270	Lockheed Martin Corporation	105,316
15,372	Maxar Technologies, Inc.	116,799
7,200	Mitsubishi Electric Corporation	95,434
312	Northrop Grumman Corporation	116,935
528	Raytheon Company	103,588
774	Siemens AG	82,905
3,000	Toshiba Corporation	91,603
		803,948
	Information Technology - 84.3% (b)
510	Accenture plc - Class A	98,099
2,868	Advanced Micro Devices, Inc. (a)	83,143
972	Alteryx, Inc. - Class A (a)	104,422
888	Analog Devices, Inc.	99,216
480	Apple, Inc.	107,506
2,124	Applied Materials, Inc.	105,988
462	ASML Holding NV	114,460
12,000	Asustek Computer, Inc.	79,872
1,140	Atos SE	80,386
11,268	BlackBerry, Ltd. (a)	59,063
2,328	Brooks Automation, Inc.	86,206
1,368	Cadence Design Systems, Inc. (a)	90,397
3,870	CEVA, Inc. (a)	115,558
2,208	Cirrus Logic, Inc. (a)	118,305
18,264	Cloudera, Inc. (a)	161,819
2,046	Cognex Corporation	100,520
4,200	Cypress Semiconductor Corporation	98,028
1,794	FLIR Systems, Inc.	94,346
1,200	Fujitsu, Ltd.	96,100
12,000	Global Unichip Corporation	96,698
1,800	Hitachi High-Technologies Corporation	103,928
4,680	HP, Inc.	88,546
1,986	Intel Corporation	102,339
684	International Business Machines Corporation	99,467
94,824	IQE plc (a)	73,149
2,340	Isra Vision AG	98,267
2,832	Jenoptik AG	70,209
816	KLA Corporation	130,111
1,194	Koh Young Technology, Inc.	88,740
492	Lam Research Corporation	113,706
6,192	Lattice Semiconductor Corporation (a)	113,221
3,768	Marvell Technology Group, Ltd.	94,087
1,602	Maxim Integrated Products, Inc.	92,772
834	Mellanox Technologies, Ltd. (a)	91,398
2,670	Micron Technology, Inc. (a)	114,409
708	Microsoft Corporation	98,433
1,224	MKS Instruments, Inc.	112,951
2,856	Nanometrics, Inc. (a)	93,163
2,322	National Instruments Corporation	97,501
2,400	NEC Corporation	101,263
17,970	Nokia Corporation - ADR	90,928
5,478	Nuance Communications, Inc. (a)	89,346
618	NVIDIA Corporation	107,575
972	NXP Semiconductors NV	106,065
4,638	ON Semiconductor Corporation (a)	89,096
1,728	Oracle Corporation	95,092
1,308	QUALCOMM, Inc.	99,774
19,800	Renesas Electronics Corporation (a)	128,611
102	Samsung Electronics Company, Ltd.	103,836
726	SAP SE	85,386
2,124	Seagate Technology plc	114,250
1,620	SK Hynix, Inc.	111,327
798	Splunk, Inc. (a)	94,052
5,544	STMicroelectronics NV	107,162
738	Synopsys, Inc. (a)	101,291
2,310	Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	107,369
2,328	Talend SA - ADR (a)	79,105
2,622	Teradata Corporation (a)	81,282
1,962	Teradyne, Inc.	113,619
822	Texas Instruments, Inc.	106,235
5,994	Tower Semiconductor, Ltd. (a)	115,325
6,804	Ultra Clean Holdings, Inc. (a)	99,577
534	VMware, Inc. - Class A	80,132
2,424	Western Digital Corporation	144,567
834	Xilinx, Inc.	79,980
		6,498,774
	TOTAL COMMON STOCKS (Cost $6,937,862)	7,684,821

	SHORT-TERM INVESTMENTS - 0.2%
14,295	First American Government Obligations Fund, Class X, 1.87% (c)	14,295
	TOTAL SHORT-TERM INVESTMENTS (Cost $14,295)	14,295
	TOTAL INVESTMENTS - 99.9% (Cost $6,952,157)	7,699,116
	Other Assets in Excess of Liabilities - 0.1%	7,000
	NET ASSETS - 100.0%	$7,706,116

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(c)	Rate shown is the annualized seven-day yield as of September 30, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Defiance Next Gen Connectivity ETF
Schedule of Investments
September 30, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.7%
	Communication Services - 14.1%
101,446	AT&T, Inc.	$3,838,717
61,301	CenturyLink, Inc.	765,036
3,517	Charter Communications, Inc. - Class A (a)	1,449,426
24,275	China Mobile, Ltd. - ADR	1,004,985
99,286	Intelsat SA (a)	2,263,721
43,729	Orange SA - ADR	680,860
27,461	SK Telecom Company, Ltd. - ADR	609,634
99,410	Sprint Corporation (a)	613,360
57,319	Verizon Communications, Inc.	3,459,775
57,894	Vodafone Group plc - ADR	1,152,670
		15,838,184
	Industrials - 2.1%
319,429	Maxar Technologies, Inc.	2,427,660
	Information Technology - 77.1% (b)
88,857	A10 Networks, Inc. (a)	616,668
11,372	Acacia Communications, Inc. (a)	743,729
116,724	ADTRAN, Inc.	1,324,234
32,623	Akamai Technologies, Inc. (a)	2,981,090
77,560	Allot, Ltd. (a)	625,134
28,367	Amdocs, Ltd.	1,875,342
51,621	Analog Devices, Inc.	5,767,614
2,691	Arista Networks, Inc. (a)	642,934
9,505	Broadcom, Inc.	2,624,045
316,504	Casa Systems, Inc. (a)	2,486,139
221,343	Ceragon Networks, Ltd. (a)	595,413
23,025	CEVA, Inc. (a)	687,527
32,120	Ciena Corporation (a)	1,260,068
57,039	Cisco Systems, Inc.	2,818,297
208,349	CommScope Holding Company, Inc. (a)	2,450,184
57,276	Comtech Telecommunications Corporation	1,861,470
19,686	Corning, Inc.	561,445
92,805	Extreme Networks, Inc. (a)	675,156
12,015	F5 Networks, Inc. (a)	1,687,146
18,154	GDS Holdings, Ltd. - ADR (a)	727,612
45,868	Hewlett Packard Enterprise Company	695,818
81,237	II-VI, Inc. (a)	2,860,353
617,360	Infinera Corporation (a)	3,364,612
119,348	Inseego Corporation (a)	572,870
8,321	InterDigital, Inc.	436,603
8,873	InterXion Holding NV (a)	722,795
3,989	IPG Photonics Corporation (a)	540,908
69,048	Juniper Networks, Inc.	1,708,938
37,421	Keysight Technologies, Inc. (a)	3,639,192
36,170	Lattice Semiconductor Corporation (a)	661,368
11,640	Lumentum Holdings, Inc. (a)	623,438
128,411	MACOM Technology Solutions Holdings, Inc. (a)	2,760,194
220,067	Marvell Technology Group, Ltd.	5,495,073
5,852	Mellanox Technologies, Ltd. (a)	641,321
13,565	National Instruments Corporation	569,594
129,570	NeoPhotonics Corporation (a)	789,081
20,571	NetScout Systems, Inc. (a)	474,367
1,052,138	Nokia Corporation - ADR	5,323,818
29,827	QUALCOMM, Inc.	2,275,204
21,899	Radware, Ltd. (a)	531,270
119,318	Ribbon Communications, Inc. (a)	696,817
44,032	Sierra Wireless, Inc. (a)	471,142
73,394	Skyworks Solutions, Inc.	5,816,475
559,118	Telefonaktiebolaget LM Ericsson - ADR	4,461,762
14,748	Ubiquiti, Inc.	1,744,099
46,425	Viavi Solutions, Inc. (a)	650,182
3,736	VMware, Inc. - Class A	560,624
48,617	Xilinx, Inc.	4,662,370
		86,761,535
	Real Estate - 6.4%
9,638	American Tower Corporation	2,131,251
5,699	CoreSite Realty Corporation	694,423
8,865	Crown Castle International Corporation	1,232,324
5,486	Digital Realty Trust, Inc.	712,138
1,783	Equinix, Inc.	1,028,434
14,450	QTS Realty Trust, Inc. - Class A	742,875
2,929	SBA Communications Corporation	706,328
		7,247,773
	TOTAL COMMON STOCKS (Cost $113,512,185)	112,275,152

	TOTAL INVESTMENTS - 99.7% (Cost $113,512,185)	112,275,152
	Other Assets in Excess of Liabilities - 0.3%	287,376
	NET ASSETS - 100.0%	$112,562,528

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at September 30, 2019 (Unaudited)

The Funds utilize various methods to measure the fair value of their investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2019:

	Defiance Next Gen Video Gaming ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$3,495,894	$-	$-	$3,495,894
Short-Term Investments	8,518	-	-	8,518
Total Investments in Securities	$3,504,412	$-	$-	$3,504,412
	Defiance Quantum ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$7,684,821	$-	$-	$7,684,821
Short-Term Investments	14,295	-	-	14,295
Total Investments in Securities	$7,699,116	$-	$-	$7,699,116
	Defiance Next Gen Connectivity ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$112,275,152	$-	$-	$112,275,152
Total Investments in Securities	$112,275,152	$-	$-	$112,275,152
^See Schedule of Investments for breakout of investments by sector classification.
For the period ended September 30, 2019, the Funds did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     ETF Series Solutions

By (Signature and Title) *      /s/ Kristina R. Nelson
    Kristina R. Nelson, President (principal executive officer)

Date        11/25/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *       /s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date        11/25/2019

By (Signature and Title) *       /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date        11/25/2019

* Print the name and title of each signing officer under his or her signature.